DERIVATIVES AND FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Fair Value [Text Block]
Note 5. Derivative Instruments and Fair Value Measurements

Interest-Rate Swaps

From time to time, the Company enters into interest rate swap agreements to mitigate the risk of interest rate fluctuations on its variable rate debt. At September 30, 2014 and December 31, 2013, the Company was party to one interest rate swap, which was entered into in February 2011, as required by the 109 Long Wharf Construction Loan agreement. Under the terms of the swap agreement, the interest rate on this note is fixed at 6.63%.

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

	September 30,	December 31,
	2014	2013
	(unaudited)
Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$1,001,329	$1,032,000
Effective dates	2/1/11-1/24/21	2/1/11-1/24/21
Fair value	(112,124)	(94,882)

The fair value of the interest rate swap agreements at September 30, 2014 and December 31, 2013 were liabilities of approximately $112,000 and $95,000, which are included in other current liabilities on the consolidated balance sheets based on the instrument’s maturity date. The aggregate change in the fair value of the interest rate swap agreements for the nine months ended September 30, 2014 was a loss of approximately $17,000,, which is reflected in the unrealized loss on derivative instruments in the accompanying consolidated statements of income. No mark to market adjustments were made during the three months ended September 30, 2014 or for interim periods in 2013.

Forward Freight Agreements

The Company assesses risk associated with fluctuating future freight rates and, when appropriate, actively hedges identified economic risk with appropriate derivative instruments, specifically forward freight agreements (FFAs). Such economic hedges do not always qualify for hedge accounting under ASC 815 and as such, the usage of such derivatives can lead to fluctuations in the Company’s reported results from operations on a period-to-period basis. During the nine months ended September 30, 2014 and the year ended December 31, 2013, the Company entered into various FFAs that did not qualify for hedge accounting. The aggregate fair values of the FFAs at September 30, 2014 was a liability of approximately $225,000 which is included in other current liabilities The aggregate fair values of the FFAs at December 31, 2013 was an asset of approximately $944,000, which is included in advance hire, prepaid expenses and other current assets. The change in the aggregate fair value of the FFAs during the three months ended September 30, 2014 and 2013 resulted in gains of approximately $764,000 and $963,000, respectively, which are included in unrealized loss on derivative instruments in the accompanying consolidated statements of income. The change in the aggregate fair value of the FFAs during the nine months ended September 30, 2014 and 2013 resulted in losses of approximately $1,169,000 and gains of approximately $125,000, respectively, which are included in unrealized loss on derivative instruments in the accompanying consolidated statements of income.

Fuel Swap Contracts

The Company continuously monitors the market volatility associated with bunker prices and seeks to reduce the risk of such volatility through a bunker hedging program. During the months ended September 30, 2014 and the year ended December 31, 2013, the Company entered into various fuel swap contracts that were not designated for hedge accounting. The aggregate fair value of these fuel swaps at September 30, 2014 and December 31, 2013 are liabilities of approximately $1,146,000 and $209,500, respectively, which are included in other current liabilities on the consolidated balance sheets. The change in the aggregate fair value of the fuel swaps during the three months ended September 30, 2014 and 2013 was a loss of approximately $1,315,000 and a gain of approximately $917,000, which are included in unrealized loss on derivative instruments in the accompanying consolidated statements of income. The change in the aggregate fair value of the fuel swaps during the nine months ended September 30, 2014 and 2013 was a loss of approximately $937,000 and a gain of $84,000, which are included in unrealized loss on derivative instruments in the accompanying consolidated statements of income.

The three levels of the fair value hierarchy established by ASC 820, in order of priority are as follows:

Level 1 – Quoted prices in active markets for identical assets or liabilities. Our Level 1 non-derivatives include cash, money-market accounts, restricted cash accounts and investment.

Level 2 – Quoted prices for similar assets and liabilities in active markets or inputs that are observable. Our Level 2 non-derivatives include our term loan account.

Level 3 – Inputs that are unobservable (for example cash flow modeling inputs based on assumptions).

The following table summarizes assets and liabilities measured at fair value on a recurring basis at September 30, 2014 and December 31, 2013:

	Balance at September 30, 2014	Level 1	Level 2	Level 3
	(unaudited)
Margin accounts	$1,782,926	$1,782,926	$-	$-
Interest rate swaps	(112,124)	-	(112,124)	-
Forward freight agreements	(225,355)	-	(225,355)	-
Fuel swap contracts	(1,146,230)	-	(1,146,230)	-

	Balance at December 31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-

The estimated fair values of the Company’s interest rate swap instruments, forward freight agreements and fuel swap contracts are based on market prices obtained from an independent third-party valuation specialist. Such quotes represent the estimated amounts the Company would receive to terminate the contracts.

NOTE 7 - DERIVATIVES AND FAIR VALUE MEASUREMENT

Interest Rate Swaps
From time to time, the Company enters into interest rate swap agreements to mitigate the risk of interest rate fluctuations on its variable rate debt. At December 31, 2013 and 2012, the Company was party to one interest rate swap, which was entered into in February 2011, as required by the 109 Long Wharf Construction Loan agreement. Under the terms of the swap agreement, the interest rate on this note is fixed at 6.63%.

The Company did not elect to designate the swap as a hedge at inception, pursuant to ASC 815, Derivatives and Hedging. Accordingly, changes in the fair value are recorded in current earnings in the accompanying consolidated statements of income.

Derivative instruments are as follows:

	December 31,
	2013	2012

Interest rate swap agreement on:

Long Wharf Construction to Term Loan:

Notional amount	$1,032,000	$1,032,000

Effective dates	2/1/11-1/24/21	2/1/11-1/24/21

Fair value at year-end	(94,882)	(181,382)

The fair value of the interest rate swap agreements at December 31, 2013 and 2012 are approximately ($94,882) and ($181,382), which are included in other current liabilities and other non-current liabilities on the consolidated balance sheets based on the instrument’s maturity date. The aggregate change in the fair value of the interest rate swap agreements for the years ended December 31, 2013 and 2012 was a gain of approximately $86,500 and $6,000 respectively, which are reflected in the unrealized gain on derivative instruments in the accompanying consolidated statements of income.

Forward Freight Agreements
The Company assesses risk associated with fluctuating future freight rates and, when appropriate, actively hedges identified economic risk with appropriate derivative instruments, specifically forward freight agreements (FFAs). Such economic hedges do not always qualify for hedge accounting under ASC 815 and as such, the usage of such derivatives can lead to fluctuations in the Company’s reported results from operations on a period-to-period basis. During 2013 and 2012, the Company entered into various FFAs that did not qualify for hedge accounting. The aggregate fair values of the FFAs at December 31, 2013 and 2012 were an asset of approximately $944,200 and $168,000, respectively, which is included in advance hire, prepaid expenses and other current assets. The change in the aggregate fair value of the FFAs during the years ended December 31, 2013 and 2012 resulted in a gain of approximately $776,500 and $350,000, respectively, which are included in unrealized gain on derivative instruments in the accompanying consolidated statements of income.

Fuel Swap Contracts
The Company continuously monitors the market volatility associated with bunker prices and seeks to reduce the risk of such volatility through a bunker hedging program. In 2013 and 2012, the Company entered into various fuel swap contracts that were not designated for hedge accounting. The aggregate fair value of these fuel swaps at December 31, 2013 and 2012 are liabilities of $209,500 and $449,000, respectively, which are included in other current liabilities on the consolidated balance sheets. The change in the aggregate fair value of the fuel swaps during the years ended December 31, 2013 and 2012 were gains of approximately $239,000 and $6,000, respectively, which are included in unrealized gain on derivative instruments in the accompanying consolidated statements of income.

Fair Value Hierarchy
The three levels of the fair value hierarchy established by ASC 820, in order of priority, are as follows:

Level 1 –quoted prices in active markets for identical assets or liabilities

Level 2 –observable inputs other than quoted prices in active markets for identical assets and liabilities

Level 3 – unobservable inputs in which there is little or no market data available, which require the reporting entity to develop its own assumptions

	Balance at December 31, 2013	Level 1	Level 2	Level 3

Margin accounts	$1,062,439	$1,062,439	$-	$-
Interest rate swaps	(94,882)	-	(94,882)	-
Forward freight agreements	944,225	-	944,225	-
Fuel swap contracts	(209,506)	-	(209,506)	-

	Balance at December 31, 2012	Level 1	Level 2	Level 3

Margin accounts	$509,658	$509,658	$-	$-
Interest rate swaps	(181,382)	-	(181,382)	-
Forward freight agreements	167,710	-	167,710	-
Fuel swap contracts	(448,510)	-	(448,510)	-

The estimated fair values of the Company’s interest rate swap instruments, forward freight agreements and fuel swap contracts are based on market prices obtained from an independent third-party valuation specialist. Such quotes represent the estimated amounts the Company would receive to terminate the contracts.